Subordinated Debt Securities - Summary of Repurchases of Own Subordinated Debt Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Disclosure of detailed information about borrowings [line items]
Repurchased subordinated liabilities	$ 1,105,438
Banco de Galicia y Bs.As. S.A.
Disclosure of detailed information about borrowings [line items]
Class No.	II
Nominal value	$ 733
Repurchased subordinated liabilities	$ 1,105,438